NOTES AND LOANS PAYABLE (Details - Notes Payable) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Notes and loans payable	$ 2,280,743	$ 155,598
Less current portion	(2,136,077)	(15,809)
Long-term portion	$ 144,666	$ 139,789